Debt - Summary of Outstanding Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Genius Sports Italy Srl Mortgage	$ 43	$ 62
Total	7,592	14,493
Less current portion of debt	(7,573)	(7,405)
Non-current portion of debt	19	7,088
Related Party [Member]
Debt Instrument [Line Items]
Promissory Note	$ 7,549	$ 14,431